Investments - Other Investments (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Dec. 14, 2020	Jul. 26, 2016	Mar. 31, 2021	Jan. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance					$ 0.9	$ 67.9
Investment in the period					3.2	0.5
Equity method investment, realized gain (loss) on disposal						10.4
Proceeds from Sale of Equity Method Investments					3.9
Closing value of investment, ending balance						0.9	$ 67.9
Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments					0.3	(0.7)
Proceeds from Sale of Equity Method Investments					(0.5)	(77.2)
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance					0.0	0.4
Investment in the period			$ 0.8	$ 0.8	0.4	0.0	0.2	$ 0.1
Equity method investment, realized gain (loss) on disposal						0.0
Proceeds from Sale of Equity Method Investments					0.5
Closing value of investment, ending balance						0.0	0.4
MVI | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments					0.1	(0.4)
Proceeds from Sale of Equity Method Investments					0.0	0.0
Multi-Line Insurer
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance					0.5	0.0
Investment in the period					2.5	0.5
Equity method investment, realized gain (loss) on disposal						0.0
Proceeds from Sale of Equity Method Investments					3.2
Closing value of investment, ending balance						0.5	0.0
Multi-Line Insurer | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments					0.2	0.0
Proceeds from Sale of Equity Method Investments					0.0	0.0
Bene
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance					0.0	4.3
Investment in the period		$ 3.3
Equity method investment, cash payment					0.0	0.0	1.1	$ 1.2
Equity method investment, realized gain (loss) on disposal						1.8
Proceeds from Sale of Equity Method Investments					0.0
Closing value of investment, ending balance						0.0	4.3
Bene | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments					0.0	0.0
Proceeds from Sale of Equity Method Investments					0.0	(6.1)
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance					0.4	0.7
Investment in the period					0.3	0.0
Equity method investment, realized gain (loss) on disposal						0.0
Proceeds from Sale of Equity Method Investments					0.2
Closing value of investment, ending balance						0.4	0.7
Digital Re | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments					0.0	(0.3)
Proceeds from Sale of Equity Method Investments					(0.5)	0.0
Crop Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance					0.0	62.5
Investment in the period					0.0	0.0
Equity method investment, realized gain (loss) on disposal	$ 71.1					8.6
Proceeds from Sale of Equity Method Investments					0.0
Closing value of investment, ending balance						0.0	$ 62.5
Crop Re | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments					0.0	0.0
Proceeds from Sale of Equity Method Investments					$ 0.0	$ (71.1)